Segmented Information - Additional Information (Detail) - Segment	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of geographical areas [line items]
Number Of Reporting Segments	3
Bottom of range [member]
Disclosure of geographical areas [line items]
Percentage of entities revenue	10.00%	10.00%